Share capital issuance	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital issuance	Share capital issuance
On June 25, 2020, the Company issued 5,664,480 preferred F shares at a price per share of $11.53 per share, which resulted in gross proceeds of $65.3 million and, after deduction of transaction costs of $0.7 million, in net proceeds of $64.6 million.
On September 23, 2020, the Company issued 3,652,460 preferred F shares at a price per share of $11.89 per share, which resulted in gross proceeds of $43.4 and, after deduction of transaction costs of $0.4 million, in net proceeds of $43.0 million.
Pursuant to the Articles of Association, in the event of certain defined liquidation events, holders of the preferred F shares are entitled to receive the higher of (i) a pro rata share of the liquidation proceeds and (ii) one time the subscription price paid for the preferred F shares.
Pursuant to the Articles of Association, in the event of certain defined liquidation events, and subject to the liquidation preference of the preferred F shares, holders of the preferred E shares are entitled to receive the higher of (i) a pro rata share of the liquidation proceeds and (ii) one time the subscription price paid for the preferred E shares.
Pursuant to the Articles of Association, in the event of certain defined liquidation events, and subject to the liquidation preferences of the preferred F shares and of the preferred E shares, holders of the preferred D shares are entitled to receive the higher of (i) a pro rata share of the liquidation proceeds and (ii) one time the subscription price paid for the preferred D shares.
On June 30, 2021, the Company performed a one-to-twenty share split and converted all preferred shares to ordinary shares. Refer to Note 1 – “Company information and operations - Share split.”
On July 22, 2021 as part of the Company IPO, the Company converted all preferred shares to ordinary shares. Refer to Note 1- “Company information and operations - Initial public offering.”
At the next ordinary Annual General Meeting, the Board of Directors will not propose any dividend in respect of the year ended December 31, 2022.